ACQUISITIONS - Income-Producing Properties (Details) $ in Thousands																												12 Months Ended
		Dec. 31, 2021 CAD ($)	Dec. 22, 2021 CAD ($)	Dec. 17, 2021 CAD ($)	Dec. 13, 2021 CAD ($)	Sep. 17, 2021 CAD ($)	Sep. 08, 2021 CAD ($)	Sep. 07, 2021 CAD ($)	Sep. 03, 2021 CAD ($) a	Aug. 16, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 25, 2021 CAD ($)	Mar. 12, 2021 CAD ($)	Dec. 22, 2020 CAD ($)	Dec. 18, 2020 CAD ($)	Dec. 04, 2020 CAD ($)	Nov. 20, 2020 CAD ($)	Nov. 12, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 28, 2020 CAD ($) a	Sep. 01, 2020 CAD ($)	Jul. 08, 2020 CAD ($) a	Jul. 01, 2020 CAD ($)	Jun. 18, 2020 CAD ($) a	Jun. 08, 2020 CAD ($)	May 01, 2020 CAD ($)	Mar. 13, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 03, 2022 Properties
Disclosure of detailed information about business combination [line items]
Investment properties		$ 837,950																		$ 985,883								$ 837,950
Number of properties									4											4		5		3						3
Transaction costs		19,989																		$ 14,735
Total acquisition cost		857,939																		1,000,618								857,939
Mississauga, ON
Disclosure of detailed information about business combination [line items]
Investment properties																				19,450
Transaction costs																				444
Total acquisition cost																				$ 19,894
Total Property
Disclosure of detailed information about business combination [line items]
Investment properties		923,964																										923,964	$ 1,030,447
Transaction costs																												21,760	15,212
Total acquisition cost		945,724																										945,724	$ 1,045,659
Bleiswijk, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties	[1]																										$ 35,632
Transaction costs	[1]																										145
Total acquisition cost	[1]																										$ 35,777
Weert, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties																										$ 31,910
Transaction costs																										253
Total acquisition cost																										$ 32,163
Tilburg, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties	[2]																						$ 71,716
Transaction costs	[2]																						710
Total acquisition cost	[2]																						72,426
Ede, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties																							21,403
Transaction costs																							178
Total acquisition cost																							$ 21,581
Brampton, ON
Disclosure of detailed information about business combination [line items]
Investment properties																					$ 22,173
Transaction costs																					593
Total acquisition cost																					$ 22,766
Ajax, ON
Disclosure of detailed information about business combination [line items]
Investment properties																			$ 15,350
Transaction costs																			407
Total acquisition cost																			$ 15,757
Memphis, TN, and Southaven, MS
Disclosure of detailed information about business combination [line items]
Investment properties																								$ 111,590
Transaction costs																								497
Total acquisition cost																								112,087
Groveport, OH, Hamilton, OH, West Chester, OH, and Indianapolis, IN
Disclosure of detailed information about business combination [line items]
Investment properties																								177,647
Transaction costs																								801
Total acquisition cost																								$ 178,448
Obetz, OH
Disclosure of detailed information about business combination [line items]
Investment properties																						$ 45,092
Number of properties | a																						5
Transaction costs																						$ 256
Total acquisition cost																						$ 45,348
Fort Worth, TX
Disclosure of detailed information about business combination [line items]
Investment properties																									$ 8,932
Transaction costs																									332
Total acquisition cost																									$ 9,264
Palmetto, GA
Disclosure of detailed information about business combination [line items]
Investment properties	[3]																	$ 105,184
Transaction costs	[3]																	189
Total acquisition cost	[3]																	$ 105,373
Voorschoten, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties																	$ 24,577
Transaction costs																	1,708
Total acquisition cost																	$ 26,285
Hengelo, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties																$ 46,226
Transaction costs																2,882
Total acquisition cost																$ 49,108
Nijmegen, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties															$ 39,067
Transaction costs															2,531
Total acquisition cost															$ 41,598
Hanover Township, PA
Disclosure of detailed information about business combination [line items]
Investment properties														$ 174,722
Transaction costs														2,212
Total acquisition cost														176,934
Nanticoke, PA
Disclosure of detailed information about business combination [line items]
Investment properties														79,776
Transaction costs														1,074
Total acquisition cost														$ 80,850
Locust Grove, GA
Disclosure of detailed information about business combination [line items]
Investment properties	[4]												$ 85,138
Transaction costs	[4]												401
Total acquisition cost	[4]												$ 85,539
Joliet, IL
Disclosure of detailed information about business combination [line items]
Investment properties								$ 20,705
Transaction costs								616
Total acquisition cost								$ 21,321
Joliet, IL | 3801 Rock Creek Blvd.
Disclosure of detailed information about business combination [line items]
Investment properties												$ 30,247
Transaction costs												75
Total acquisition cost												30,322
Joliet, IL 2 | 3900 Rock Creek Blvd.
Disclosure of detailed information about business combination [line items]
Investment properties												34,673
Transaction costs												85
Total acquisition cost												34,758
Joliet, IL 3
Disclosure of detailed information about business combination [line items]
Investment properties												50,657
Transaction costs												118
Total acquisition cost												$ 50,775
Utrecht, Netherlands
Disclosure of detailed information about business combination [line items]
Investment properties						$ 42,125
Transaction costs						3,432
Total acquisition cost						$ 45,557
Toronto, ON | 100 Ronson Drive.
Disclosure of detailed information about business combination [line items]
Investment properties					$ 18,436
Transaction costs					818
Total acquisition cost					19,254
Toronto, ON 2
Disclosure of detailed information about business combination [line items]
Investment properties					16,164
Transaction costs					1,001
Total acquisition cost					$ 17,165
Brantford, ON
Disclosure of detailed information about business combination [line items]
Investment properties				$ 66,000						$ 62,201
Transaction costs				1,491						1,491
Total acquisition cost				67,491						$ 63,692
Breda, Netherlands | Hazeldonk 6520-6524
Disclosure of detailed information about business combination [line items]
Investment properties				87,931
Transaction costs				7,030
Total acquisition cost				94,961
Breda, Netherlands 2
Disclosure of detailed information about business combination [line items]
Investment properties				54,699
Transaction costs				4,373
Total acquisition cost				$ 59,072
Whitestown, IN
Disclosure of detailed information about business combination [line items]
Investment properties	[5]		$ 87,478
Transaction costs	[5]		212
Total acquisition cost	[5]		$ 87,690
Murfreesboro, TN
Disclosure of detailed information about business combination [line items]
Investment properties											$ 17,308
Transaction costs											213
Total acquisition cost											$ 17,521
Lebanon, TN
Disclosure of detailed information about business combination [line items]
Investment properties		23,813					$ 6,505																					23,813
Transaction costs							67																					280
Total acquisition cost		$ 24,093					$ 6,572																					$ 24,093
Antioch, IL Richwood, KY Olive Branch, MS
Disclosure of detailed information about business combination [line items]
Investment properties									$ 243,697
Transaction costs									337
Total acquisition cost									$ 244,034

[1]	The development in Bleiswijk, Netherlands was completed in September 2020 and subsequently transferred to income-producing properties. The property purchase price includes a tenant allowance of $6.8 million (€4.4 million) paid in September 2020 associated with the acquisition.
[2]	Excludes construction costs and holdbacks of $12.4 million (€8.1million) related to a 0.1 million square foot expansion paid during the fourth quarter of 2020.
[3]	The Trust acquired the leasehold interest in this property which resulted in the recognition of a right-of-use asset, including transaction costs, of $105,373. The Trust will acquire freehold title to the property on December 1, 2029.
[4]	The Trust acquired the leasehold interest in the property which resulted in the recognition of a right-of-use asset, including transaction costs, of $85,913. The Trust will acquire freehold title to the property on December 1, 2028.
[5]	The property purchase price includes a tenant allowance of $8.1 million (US$6.3 million) which is unpaid as of December 31, 2021.